PROFILE SHEET DECEMBER 2016

Aetos Capital Distressed Investment Strategies Fund

FIRM OVERVIEW

Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC ("Aetos"), a registered investment adviser. Aetos was founded in 2001 and manages approximately $10 billion in assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.

FUND OVERVIEW

The Aetos Capital Distressed Investment Strategies Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds. The Fund allocates its assets among a select group of managers across a variety of distressed investment strategies designed to produce an attractive risk-adjusted return, largely independent of the benchmarks associated with traditional asset classes. The Fund is intended to be a vehicle by which investors can access a portfolio of high quality distressed investment strategies, constructed and monitored using disciplined processes.

HISTORICAL PERFORMANCE *(since inception)*[1]


$2,800
$2,400
$2,000
$1,600
$1,200
$800
Sep-02 Sep-03 Sep-04 Sep-05 Sep-06 Sep-07 Sep-08 Sep-09 Sep-10 Sep-11 Sep-12 Sep-13 Sep-14 Sep-15 Sep-16
Aetos Capital Distressed Investment Strategies Fund
HFRI Fund of Funds Conservative Index

PERFORMANCE AND STATISTICS *(since inception through December 31, 2016)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Fund	**6.78%**	**2.12%**	**5.69%**	**4.55%**	**6.66%**
HFRI FOF: Conservative Index	2.28%	1.92%	3.51%	1.31%	3.05%
Barclays Capital Aggregate Index	2.65%	3.03%	2.23%	4.34%	4.32%
MSCI ACWI (Net)	7.86%	3.13%	9.36%	3.56%	7.49%
Volatility (Standard Deviation)	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Fund	-	**3.08%**	**3.01%**	**3.89%**	**3.65%**
HFRI FOF: Conservative Index	-	2.33%	2.33%	4.32%	3.90%
Barclays Capital Aggregate Index	-	3.02%	2.91%	3.31%	3.46%
MSCI ACWI (Net)	-	11.21%	11.39%	16.98%	15.65%
Sharpe Ratios	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Fund	-	**0.65**	**1.85**	**1.00**	**1.50**
HFRI FOF: Conservative Index	-	0.77	1.46	0.15	0.47
Barclays Capital Aggregate Index	-	0.96	0.73	1.11	0.90
MSCI ACWI (Net)	-	0.27	0.81	0.17	0.40

AETOS AT-A-GLANCE

Founded
2001

Firm AUM[2]
$10.4 Billion

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

FUND HIGHLIGHTS

Inception
September 1, 2002

Diversification
# of Managers[3]: 7
# of Sub-Strategies: 3

Beta to Market Indices[4]

BarCap Aggregate Index:	-0.02
MSCI ACWI (Net):	0.15

Geography
Global

AETOS FUND INFORMATION

Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds

- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

Funds' AUM[2]
$2.0 Billion

[1] *Performance figures shown for the period of September 1, 2002 through December 31, 2016 are of the Aetos Capital Distressed Investment Strategies Fund and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*
[2] Reflects AUM as of September 30, 2016.
[3] Reflects number of managers in the Aetos Capital Distressed Investment Strategies Fund as of January 1, 2017 and excludes managers that are under redemption.
[4] Reflects beta since the Aetos Capital Distressed Investment Strategies Fund's inception of September 1, 2002 through December 31, 2016.

AETOS CAPITAL
875 Third Avenue, New York, New York 10022
2180 Sand Hill Road, Menlo Park, California 94025
☎ 212.
✉ AetosClientRelations@aetosca

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2016	-1.32%	-0.85%	0.89%	2.40%	0.30%	0.15%	1.06%	0.95%	0.80%	0.82%	0.50%	0.93%	**6.78%**
2015	-0.35%	0.87%	0.04%	0.76%	0.42%	-0.72%	-0.23%	-1.21%	-1.32%	-0.28%	-0.36%	-1.30%	**-3.65%**
2014	0.60%	1.70%	0.48%	0.30%	0.76%	1.57%	-0.02%	-0.17%	-0.67%	-0.86%	0.01%	-0.20%	**3.52%**
2013	1.75%	0.60%	1.26%	1.43%	1.92%	-0.82%	0.83%	0.17%	0.58%	1.27%	1.23%	0.66%	**11.40%**
2012	1.42%	0.99%	0.90%	0.86%	-0.50%	0.50%	1.10%	1.03%	1.56%	0.75%	0.57%	1.45%	**11.14%**
2011	1.09%	1.14%	-0.03%	0.75%	0.09%	-0.79%	-0.14%	-2.34%	-2.75%	0.56%	-0.72%	-0.09%	**-3.27%**
2010	2.17%	0.70%	2.20%	1.44%	-1.66%	-0.43%	0.51%	0.48%	1.03%	1.19%	0.32%	1.20%	**9.47%**
2009	0.58%	-0.41%	-0.35%	0.83%	2.18%	1.88%	2.10%	2.14%	1.93%	1.79%	1.63%	1.79%	**17.29%**
2008	-1.35%	0.70%	-0.67%	0.50%	0.04%	-0.50%	-0.72%	-0.59%	-2.25%	-3.18%	-2.44%	-1.03%	**-10.99%**
2007	1.57%	1.11%	0.93%	1.65%	1.53%	0.01%	-0.47%	-1.25%	1.24%	1.03%	-0.71%	0.18%	**6.98%**
2006	1.62%	0.57%	1.19%	0.72%	0.61%	0.03%	0.47%	0.66%	0.49%	1.87%	1.51%	1.30%	**11.60%**
2005	0.49%	1.37%	-0.28%	-0.43%	0.21%	0.67%	1.45%	0.88%	0.42%	-0.02%	0.59%	0.89%	**6.38%**
2004	2.52%	0.58%	0.30%	0.16%	0.26%	1.00%	0.35%	0.51%	0.75%	0.76%	2.04%	1.56%	**11.28%**
2003	1.77%	0.68%	0.68%	2.56%	1.54%	2.27%	0.00%	0.69%	2.19%	1.87%	1.19%	1.86%	**18.71%**
2002	-	-	-	-	-	-	-	-	0.06%	-0.30%	1.98%	1.21%	**2.97%**

STRATEGY ALLOCATIONS *(as of January 1, 2017)*[2]


1.9%
48.2%
49.9%
Distressed Long Bias
Distressed Variable Bias
Short-biased Credit

GEOGRAPHIC EXPOSURE (as of December 31, 2016)[2]


Emerging Markets, 3%
Europe, 18%
North America, 79%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*


140%
120%
100%
80%
60%
40%
20%
0%
Dec-11 Mar-12 Jun-12 Sep-12 Dec-12 Mar-13 Jun-13 Sep-13 Dec-13 Mar-14 Jun-14 Sep-14 Dec-14 Mar-15 Jun-15 Sep-15 Dec-15 Mar-16 Jun-16 Sep-16 Dec-16
Gross
Long
Short
Net

[1] *Performance figures shown for the period of September 1, 2002 through December 31, 2016 are of the Aetos Capital Distressed Investment Strategies Fund and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.

AETOS CAPITAL

DECEMBER 2016 | PROFILE SHEET | 2

PROFILE SHEET DECEMBER 2016

Aetos Capital Growth Portfolio

FIRM OVERVIEW

Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC ("Aetos"), a registered investment adviser. Aetos was founded in 2001 and manages approximately $10 billion in assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.

PORTFOLIO OVERVIEW

The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Capital Long/Short Strategies Fund, 2) Aetos Capital Multi-Strategy Arbitrage Fund and 3) Aetos Capital Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.

HISTORICAL PERFORMANCE *(since inception)*[1]



$2,000
$1,800
$1,600
$1,400
$1,200
$1,000
$800
Sep-02 Sep-03 Sep-04 Sep-05 Sep-06 Sep-07 Sep-08 Sep-09 Sep-10 Sep-11 Sep-12 Sep-13 Sep-14 Sep-15 Sep-16
Aetos Capital Growth Portfolio
HFRI Fund of Funds Conservative Index

PERFORMANCE AND STATISTICS *(since inception through December 31, 2016)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Portfolio	**1.70%**	**2.01%**	**4.51%**	**2.73%**	**4.11%**
HFRI FOF: Conservative Index	2.28%	1.92%	3.51%	1.31%	3.05%
Barclays Capital Aggregate Index	2.65%	3.03%	2.23%	4.34%	4.32%
MSCI ACWI (Net)	7.86%	3.13%	9.36%	3.56%	7.49%
Volatility (Standard Deviation)	**-**	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	**3.28%**	**2.96%**	**4.46%**	**3.97%**
HFRI FOF: Conservative Index	-	2.33%	2.33%	4.32%	3.90%
Barclays Capital Aggregate Index	-	3.02%	2.91%	3.31%	3.46%
MSCI ACWI (Net)	-	11.21%	11.39%	16.98%	15.65%
Sharpe Ratios	**-**	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	**0.57**	**1.49**	**0.47**	**0.73**
HFRI FOF: Conservative Index	-	0.77	1.46	0.15	0.47
Barclays Capital Aggregate Index	-	0.96	0.73	1.11	0.90
MSCI ACWI (Net)	-	0.27	0.81	0.17	0.40

AETOS AT-A-GLANCE

Founded
2001

Firm AUM[2]
$10.4 Billion

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

PORTFOLIO HIGHLIGHTS

Inception
September 1, 2002

Diversification
# of Managers[3]: 29
# of Strategies: 8

Beta to Market Indices[1,4]
BarCap Aggregate Index: 0.00
MSCI ACWI (Net): 0.18

Geography
Global

AETOS FUND INFORMATION

Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds

- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

Funds' AUM[2]
$2.0 Billion

[1] *Performance figures shown for the period of September 1, 2002 through December 31, 2016 are of the Aetos Capital Growth Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor's actual portfolio as actual portfolios reflect each investor's own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] Reflects AUM as of September 30, 2016.

[3] Reflects number of managers in the Aetos Capital Growth Portfolio as of January 1, 2017 and excludes managers that are under redemption.

[4] Reflects beta since the Aetos Capital Growth Portfolio's inception of September 1, 2002 through December 31, 2016.

AETOS CAPITAL
875 Third Avenue, New York, New York 10022
2180 Sand Hill Road, Menlo Park, California 94025
☎ 212.
✉ AetosClientRelations@aetosca

AETOS CAPITAL GROWTH PORTFOLO

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2016	-2.56%	-1.39%	0.54%	0.74%	1.73%	-0.81%	1.39%	0.64%	0.67%	0.07%	0.03%	0.72%	**1.70%**
2015	-0.32%	1.20%	0.26%	0.06%	0.99%	-0.96%	0.58%	-1.13%	-1.50%	1.25%	-0.05%	-0.23%	**0.11%**
2014	-0.01%	1.72%	-0.35%	-0.59%	1.18%	0.84%	-0.64%	0.48%	0.29%	0.00%	0.85%	0.45%	**4.26%**
2013	1.77%	0.66%	1.38%	0.71%	0.98%	-0.31%	0.81%	-0.23%	0.96%	1.13%	1.16%	0.79%	**10.23%**
2012	1.51%	1.15%	0.71%	0.29%	-0.79%	0.31%	0.81%	0.59%	0.66%	0.07%	0.50%	0.59%	**6.58%**
2011	0.57%	0.68%	-0.08%	1.05%	-0.21%	-0.61%	-0.07%	-2.46%	-2.20%	1.66%	-0.60%	-0.14%	**-2.46%**
2010	0.14%	0.59%	1.72%	0.81%	-2.11%	-0.69%	0.92%	0.19%	1.70%	1.05%	0.05%	1.36%	**5.81%**
2009	0.50%	-0.26%	-0.31%	-0.61%	2.72%	0.97%	1.76%	1.25%	1.84%	0.23%	1.55%	0.66%	**10.74%**
2008	-2.32%	1.31%	-1.49%	0.62%	1.83%	-0.29%	-0.82%	-0.44%	-6.97%	-4.26%	-1.97%	-0.85%	**-14.86%**
2007	1.56%	0.43%	1.18%	1.45%	1.66%	0.43%	-0.66%	-1.40%	0.96%	1.52%	-0.07%	0.61%	**7.89%**
2006	1.91%	0.31%	1.13%	0.91%	-0.63%	0.21%	0.39%	0.57%	0.18%	0.83%	1.39%	1.15%	**8.66%**
2005	0.30%	1.32%	0.26%	-0.45%	0.72%	0.77%	1.01%	0.60%	0.82%	-0.84%	0.61%	1.31%	**6.60%**
2004	1.79%	0.70%	-0.10%	-0.92%	-0.15%	0.36%	-0.15%	-0.04%	0.67%	0.52%	1.56%	0.93%	**5.26%**
2003	0.28%	-0.04%	0.11%	1.62%	1.72%	1.29%	0.22%	0.75%	0.76%	1.30%	0.99%	0.98%	**10.42%**
2002	-	-	-	-	-	-	-	-	-0.59%	0.17%	0.40%	1.07%	**1.04%**

AETOS FUND ALLOCATIONS *(as of January 1, 2017)*


20%
40%
40%
Aetos Capital Long/Short Strategie
Aetos Capital Multi-Strategy Arbitra
Aetos Capital Distressed Investme

STRATEGY ALLOCATIONS *(as of January 1, 2017)*[2]


Event Driven 22.7%
Fixed Income Arbitrage 11.8%
Directional Equity 5.0%
Equity Hedged 33.2%
Short-biased Equity 1.8%
Distressed 19.6%
Long/Short Credit 5.5%
Short-biased Credit 0.4%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*


300%
250%
200%
150%
100%
50%
0%
Dec-11
Mar-12
Jun-12
Sep-12
Dec-12
Mar-13
Jun-13
Sep-13
Dec-13
Mar-14
Jun-14
Sep-14
Dec-14
Mar-15
Jun-15
Sep-15
Dec-15
Mar-16
Jun-16
Sep-16
Dec-16
Gross
Long
Short
Net

GEOGRAPHIC EXPOSURE (as of December 31, 2016)[2]


Emerging Markets, 4%
Japan/Asia, 6%
Europe, 27%
North America, 63%

[1] *Performance figures shown for the period of September 1, 2002 through December 31, 2016 are of the Aetos Capital Growth Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor's actual portfolio as actual portfolios reflect each investor's own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.

AETOS CAPITAL
DECEMBER 2016 | PROFILE SHEET | 4

PROFILE SHEET DECEMBER 2016

Aetos Capital Prime Portfolio

FIRM OVERVIEW

Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC ("Aetos"), a registered investment adviser. Aetos was founded in 2001 and manages approximately $10 billion in assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.

PORTFOLIO OVERVIEW

The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Capital Long/Short Strategies Fund, 2) Aetos Capital Multi-Strategy Arbitrage Fund and 3) Aetos Capital Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.

HISTORICAL PERFORMANCE *(since inception)*[1]


$2,000
$1,800
$1,600
$1,400
$1,200
$1,000
$800
Sep-02
Sep-03
Sep-04
Sep-05
Sep-06
Sep-07
Sep-08
Sep-09
Sep-10
Sep-11
Sep-12
Sep-13
Sep-14
Sep-15
Sep-1
Aetos Capital Prime Portfolio
HFRI Fund of Funds Conservative Index

PERFORMANCE AND STATISTICS *(since inception through December 31, 2016)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Portfolio	**1.14%**	**2.21%**	**4.63%**	**2.74%**	**4.26%**
HFRI FOF: Conservative Index	2.28%	1.92%	3.51%	1.31%	3.05%
Barclays Capital Aggregate Index	2.65%	3.03%	2.23%	4.34%	4.32%
MSCI ACWI (Net)	7.86%	3.13%	9.36%	3.56%	7.49%
Volatility (Standard Deviation)	**-**	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	**3.62%**	**3.20%**	**4.53%**	**4.04%**
HFRI FOF: Conservative Index	-	2.33%	2.33%	4.32%	3.90%
Barclays Capital Aggregate Index	-	3.02%	2.91%	3.31%	3.46%
MSCI ACWI (Net)	-	11.21%	11.39%	16.98%	15.65%
Sharpe Ratios	**-**	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	**0.57**	**1.41**	**0.46**	**0.76**
HFRI FOF: Conservative Index	-	0.77	1.46	0.15	0.47
Barclays Capital Aggregate Index	-	0.96	0.73	1.11	0.90
MSCI ACWI (Net)	-	0.27	0.81	0.17	0.40

AETOS AT-A-GLANCE

Founded
2001

Firm AUM[2]
$10.4 Billion

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

PORTFOLIO HIGHLIGHTS

Inception
September 1, 2002

Diversification
# of Managers[3]: 29
# of Strategies: 8

Beta to Market Indices[1,4]
BarCap Aggregate Index: -0.02
MSCI ACWI (Net): 0.19

Geography
Global

AETOS FUND INFORMATION

Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds

- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

Funds' AUM[2]
$2.0 Billion

[1] *Performance figures shown for the period of September 1, 2002 through December 31, 2016 are of the Aetos Capital Prime Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] Reflects AUM as of September 30, 2016.

[3] Reflects number of managers in the Aetos Capital Prime Portfolio as of January 1, 2017 and excludes managers that are under redemption.

[4] Reflects beta since the Aetos Capital Prime Portfolio's inception of September 1, 2002 through December 31, 2016.

AETOS CAPITAL
875 Third Avenue, New York, New York 10022
2180 Sand Hill Road, Menlo Park, California 94025
☎ 212.
✉ AetosClientRelations@aetosca

AETOS CAPITAL PRIME PORTFOLO

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2016	-2.77%	-1.66%	0.53%	0.62%	1.98%	-0.85%	1.49%	0.55%	0.76%	-0.09%	0.00%	0.67%	**1.14%**
2015	-0.35%	1.33%	0.23%	-0.07%	1.11%	-0.96%	0.79%	-1.16%	-1.53%	1.50%	0.00%	-0.19%	**0.64%**
2014	-0.13%	1.92%	-0.52%	-0.79%	1.34%	0.89%	-0.69%	0.62%	0.44%	0.23%	0.99%	0.55%	**4.91%**
2013	1.78%	0.64%	1.46%	0.62%	0.97%	-0.20%	0.85%	-0.30%	1.06%	1.17%	1.30%	0.85%	**10.67%**
2012	1.48%	1.09%	0.69%	0.31%	-0.86%	0.33%	0.85%	0.54%	0.67%	-0.07%	0.46%	0.45%	**6.11%**
2011	0.44%	0.62%	-0.19%	1.12%	-0.23%	-0.61%	0.00%	-2.56%	-2.27%	1.82%	-0.52%	-0.20%	**-2.62%**
2010	-0.19%	0.66%	1.62%	0.70%	-2.17%	-0.84%	1.00%	0.07%	1.83%	1.03%	0.06%	1.50%	**5.32%**
2009	0.54%	-0.30%	-0.36%	-0.85%	2.70%	0.71%	1.65%	1.13%	1.70%	0.09%	1.63%	0.50%	**9.49%**
2008	-2.37%	1.33%	-1.55%	0.67%	1.91%	-0.17%	-0.95%	-0.39%	-7.03%	-3.75%	-1.62%	-0.74%	**-14.01%**
2007	1.71%	0.50%	1.10%	1.52%	1.69%	0.40%	-0.63%	-1.42%	1.06%	1.60%	-0.10%	0.57%	**8.24%**
2006	2.00%	0.34%	1.27%	0.94%	-0.57%	0.15%	0.35%	0.69%	0.20%	0.99%	1.49%	1.11%	**9.31%**
2005	0.12%	1.26%	0.28%	-0.51%	0.78%	0.81%	1.20%	0.65%	0.75%	-0.83%	0.68%	1.36%	**6.72%**
2004	1.85%	0.72%	-0.12%	-0.68%	-0.10%	0.36%	-0.18%	0.00%	0.66%	0.69%	1.57%	1.02%	**5.92%**
2003	0.21%	-0.02%	0.22%	1.69%	1.70%	1.30%	0.37%	0.79%	0.60%	1.42%	1.12%	1.09%	**10.98%**
2002	-	-	-	-	-	-	-	-	-0.67%	0.34%	0.52%	0.95%	**1.14%**

AETOS FUND ALLOCATIONS *(as of January 1, 2017)*



50%
30%
20%
Aetos Capital Long/Short Strategie
Aetos Capital Multi-Strategy Arbitra
Aetos Capital Distressed Investme

STRATEGY ALLOCATIONS *(as of January 1, 2017)*[2]



Event Driven 17.0%
Fixed Income Arbitrage 8.9%
Directional Equity 6.3%
Equity Hedged
Short-biased Equity 2.2%
Distressed 19.6%
Long/Short Credit 4.1%
Short-biased Credit 0.4%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*



300%
250%
200%
150%
100%
50%
0%
Dec-11
Mar-12
Jun-12
Sep-12
Dec-12
Mar-13
Jun-13
Sep-13
Dec-13
Mar-14
Jun-14
Sep-14
Dec-14
Mar-15
Jun-15
Sep-15
Dec-15
Mar-16
Jun-16
Sep-16
Dec-16
Gross
Long
Short
Net

GEOGRAPHIC EXPOSURE (as of December 31, 2016)[2]



Emerging Markets, 5%
Japan/Asia, 6%
Europe, 25%
North America, 65%

[1] *Performance figures shown for the period of September 1, 2002 through December 31, 2016 are of the Aetos Capital Prime Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.

AETOS CAPITAL

DECEMBER 2016 | PROFILE SHEET | 6

PROFILE SHEET DECEMBER 2016

Aetos Capital Balanced Portfolio

FIRM OVERVIEW

Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC ("Aetos"), a registered investment adviser. Aetos was founded in 2001 and manages approximately $10 billion in assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.

PORTFOLIO OVERVIEW

The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Capital Long/Short Strategies Fund, 2) Aetos Capital Multi-Strategy Arbitrage Fund and 3) Aetos Capital Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.

HISTORICAL PERFORMANCE *(since inception)*[1]


$2,000
$1,800
$1,600
$1,400
$1,200
$1,000
$800
Sep-02
Sep-03
Sep-04
Sep-05
Sep-06
Sep-07
Sep-08
Sep-09
Sep-10
Sep-11
Sep-12
Sep-13
Sep-14
Sep-15
Aetos Capital Balanced Portfolio
HFRI Fund of Funds Conservative Index

PERFORMANCE AND STATISTICS *(since inception through December 31, 2016)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Portfolio	**2.26%**	**1.78%**	**4.40%**	**2.51%**	**3.82%**
HFRI FOF: Conservative Index	2.28%	1.92%	3.51%	1.31%	3.05%
Barclays Capital Aggregate Index	2.65%	3.03%	2.23%	4.34%	4.32%
MSCI ACWI (Net)	7.86%	3.13%	9.36%	3.56%	7.49%
Volatility (Standard Deviation)	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	**2.98%**	**2.76%**	**4.52%**	**3.97%**
HFRI FOF: Conservative Index	-	2.33%	2.33%	4.32%	3.90%
Barclays Capital Aggregate Index	-	3.02%	2.91%	3.31%	3.46%
MSCI ACWI (Net)	-	11.21%	11.39%	16.98%	15.65%
Sharpe Ratios	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	**0.55**	**1.55**	**0.41**	**0.66**
HFRI FOF: Conservative Index	-	0.77	1.46	0.15	0.47
Barclays Capital Aggregate Index	-	0.96	0.73	1.11	0.90
MSCI ACWI (Net)	-	0.27	0.81	0.17	0.40

AETOS AT-A-GLANCE

Founded
2001

Firm AUM[2]
$10.4 Billion

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

PORTFOLIO HIGHLIGHTS

Inception
September 1, 2002

Diversification
# of Managers[3]: 29
# of Strategies: 8

Beta to Market Indices[1,4]
BarCapAggregate Index: 0.03
MSCI ACWI (Net): 0.18

Geography
Global

AETOS FUND INFORMATION

Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds

- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

Funds' AUM[2]
$2.0 Billion

[1] *Performance figures shown for the period of September 1, 2002 through December 31, 2016 are of the Aetos Capital Balanced Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor's actual portfolio as actual portfolios reflect each investor's own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] Reflects AUM as of September 30, 2016.

[3] Reflects number of managers in the Aetos Capital Balanced Portfolio as of January 1, 2017 and excludes managers that are under redemption.

[4] Reflects beta since the Aetos Capital Balanced Portfolio's inception of September 1, 2002 through December 31, 2016.

AETOS CAPITAL
875 Third Avenue, New York, New York 10022
2180 Sand Hill Road, Menlo Park, California 94025
☎ 212.
✉ AetosClientRelations@aetosca

AETOS CAPITAL BALANCED PORTFOLO

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2016	-2.35%	-1.13%	0.55%	0.86%	1.48%	-0.77%	1.29%	0.70%	0.63%	0.21%	0.07%	0.76%	**2.26%**
2015	-0.28%	1.06%	0.29%	0.20%	0.88%	-0.95%	0.36%	-1.10%	-1.47%	0.98%	-0.11%	-0.29%	**-0.48%**
2014	0.09%	1.54%	-0.19%	-0.38%	1.01%	0.80%	-0.59%	0.34%	0.14%	-0.24%	0.71%	0.34%	**3.61%**
2013	1.76%	0.67%	1.29%	0.80%	0.99%	-0.43%	0.78%	-0.16%	0.86%	1.09%	1.02%	0.72%	**9.78%**
2012	1.56%	1.26%	0.73%	0.26%	-0.73%	0.29%	0.78%	0.64%	0.66%	0.21%	0.54%	0.74%	**7.14%**
2011	0.77%	0.76%	0.12%	0.96%	-0.21%	-0.59%	-0.20%	-2.28%	-2.04%	1.43%	-0.74%	-0.03%	**-2.12%**
2010	0.58%	0.52%	1.80%	0.97%	-2.00%	-0.47%	0.89%	0.34%	1.47%	1.06%	0.01%	1.13%	**6.43%**
2009	0.38%	-0.11%	-0.25%	-0.36%	2.74%	1.42%	1.94%	1.37%	2.07%	0.48%	1.40%	0.85%	**12.53%**
2008	-1.75%	1.07%	-1.52%	0.56%	1.74%	-0.41%	-0.71%	-0.46%	-6.93%	-5.35%	-2.58%	-1.09%	**-16.40%**
2007	1.46%	0.33%	1.07%	1.30%	1.54%	0.28%	-1.98%	-1.30%	0.91%	1.37%	-0.11%	0.49%	**5.43%**
2006	1.74%	0.47%	0.86%	0.87%	-0.36%	0.42%	0.49%	0.43%	0.27%	0.70%	1.25%	1.21%	**8.67%**
2005	0.43%	1.14%	0.24%	-0.33%	0.62%	0.68%	0.93%	0.35%	0.71%	-0.71%	0.42%	1.22%	**5.83%**
2004	1.49%	0.56%	-0.04%	-0.69%	-0.18%	0.27%	-0.23%	0.01%	0.47%	0.25%	1.36%	0.82%	**4.14%**
2003	0.73%	0.17%	0.28%	1.34%	1.86%	1.03%	-0.20%	0.58%	1.02%	1.02%	0.98%	0.85%	**10.06%**
2002	-	-	-	-	-	-	-	-	-0.44%	0.14%	0.53%	1.04%	**1.27%**

AETOS FUND ALLOCATIONS *(as of January 1, 2017)*


20%
30%
50%
Aetos Capital Long/Short Strategie
Aetos Capital Multi-Strategy Arbitra
Aetos Capital Distressed Investme

STRATEGY ALLOCATIONS *(as of January 1, 2017)*[2]


Fixed Income Arbitrage
Short-biased Equity
ort-biased Credit
28.4%
14.8%
3.8%
24.9%
1.3%
19.6%
6.8%
0.4%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*


350%
300%
250%
200%
150%
100%
50%
0%
Dec-11
Mar-12
Jun-12
Sep-12
Dec-12
Mar-13
Jun-13
Sep-13
Dec-13
Mar-14
Jun-14
Sep-14
Dec-14
Mar-15
Jun-15
Sep-15
Dec-15
Mar-16
Jun-16
Sep-16
Dec-16
Gross
Long
Short
Net

GEOGRAPHIC EXPOSURE (as of December 31, 2016)[2]


Emerging Markets, 4%
Japan/Asia, 6%
Europe, 28%
North America, 62%

[1] *Performance figures shown for the period of September 1, 2002 through December 31, 2016 are of the Aetos Capital Balanced Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor's actual portfolio as actual portfolios reflect each investor's own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.

AETOS CAPITAL

DECEMBER 2016 | PROFILE SHEET | 8

PROFILE SHEET DECEMBER 2016

Aetos Capital Credit and Distressed Opportunities Portfolio

FIRM OVERVIEW

Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC ("Aetos"), a registered investment adviser. Aetos was founded in 2001 and manages approximately $10 billion in assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.

PORTFOLIO OVERVIEW

The Aetos Capital Credit and Distressed Opportunities Portfolio is a tactically allocated portfolio comprised of allocations to the following strategy-specific Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Capital Multi-Strategy Arbitrage Fund and 2) Aetos Capital Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.

HISTORICAL PERFORMANCE *(since inception)*


$2,500
$2,000
$1,500
$1,000
$500
Sep-02
Sep-03
Sep-04
Sep-05
Sep-06
Sep-07
Sep-08
Sep-09
Sep-10
Sep-11
Sep-12
Sep-13
Sep-14
Sep-15
Sep-16
Aetos Capital Credit and Distressed Opportunities Portfolio
HFRI Fund of Funds Conservative Index

PERFORMANCE AND STATISTICS *(since inception through December 31, 2016)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Portfolio	**5.89%**	**1.80%**	**5.16%**	**3.81%**	**5.82%**
HFRI FOF: Conservative Index	2.28%	1.92%	3.51%	1.31%	3.05%
Barclays Capital Aggregate Index	2.65%	3.03%	2.23%	4.34%	4.32%
MSCI ACWI (Net)	7.86%	3.13%	9.36%	3.56%	7.49%
Volatility (Standard Deviation)	**-**	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	**2.82%**	**2.79%**	**4.05%**	**3.71%**
HFRI FOF: Conservative Index	-	2.33%	2.33%	4.32%	3.90%
Barclays Capital Aggregate Index	-	3.02%	2.91%	3.31%	3.46%
MSCI ACWI (Net)	-	11.21%	11.39%	16.98%	15.65%
Sharpe Ratios	**-**	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	**0.59**	**1.81**	**0.78**	**1.25**
HFRI FOF: Conservative Index	-	0.77	1.46	0.15	0.47
Barclays Capital Aggregate Index	-	0.96	0.73	1.11	0.90
MSCI ACWI (Net)	-	0.27	0.81	0.17	0.40

AETOS AT-A-GLANCE

Founded
2001

Firm AUM[2]
$10.4 Billion

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

PORTFOLIO HIGHLIGHTS

Inception
September 1, 2002

Diversification
# of Managers[3]: 14
# of Sub-Strategies: 9

Beta to Market Indices[4]
BarCap Aggregate Index: 0.00
MSCI ACWI (Net): 0.16

Geography
Global

AETOS FUND INFORMATION

Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds

- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

Funds' AUM[2]
$2.0 Billion

[1] *Performance figures shown for the period of September 1, 2002 through December 31, 2016 are of the Aetos Capital Credit and Distressed Opportunities Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Credit and Distressed Opportunities Portfolio in October 2011. The performance figures shown for periods prior to October 2011 are those of the Aetos Capital Funds comprising the Aetos Capital Credit and Distressed Opportunities Portfolio, weighted according to the allocations on October 1, 2011. During the period from September 2002 through October 2011, it is possible that the Aetos Capital Credit and Distressed Opportunities Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on October 1, 2011, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Credit and Distressed Opportunities Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] Reflects AUM as of September 30, 2016.

[3] Reflects number of managers in the Aetos Capital Credit and Distressed Opportunities Portfolio as of January 1, 2017 and excludes managers that are under redemption.

[4] Reflects beta since the Aetos Capital Credit and Distressed Opportunities Portfolio's inception of September 1, 2002 through December 31, 2016.

AETOS CAPITAL
875 Third Avenue, New York, New York 10022
2180 Sand Hill Road, Menlo Park, California 94025
☎ 212.
✉ AetosClientRelations@aetosca

AETOS CAPITAL CREDIT AND DISTRESSED OPPORTUNITIES PORTFOLIO

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2016	-1.45%	-0.69%	0.80%	2.03%	0.42%	-0.08%	1.01%	0.93%	0.73%	0.76%	0.40%	0.92%	**5.89%**
2015	-0.30%	0.80%	0.15%	0.71%	0.45%	-0.79%	-0.25%	-1.16%	-1.33%	-0.14%	-0.36%	-1.02%	**-3.21%**
2014	0.54%	1.48%	0.42%	0.28%	0.69%	1.29%	-0.15%	-0.15%	-0.55%	-0.89%	0.10%	-0.12%	**2.95%**
2013	1.74%	0.64%	1.19%	1.32%	1.64%	-0.81%	0.78%	0.13%	0.57%	1.18%	1.03%	0.62%	**10.47%**
2012	1.48%	1.12%	0.87%	0.65%	-0.51%	0.41%	0.97%	0.95%	1.27%	0.71%	0.60%	1.36%	**10.34%**
2011	1.13%	1.09%	0.12%	0.74%	0.01%	-0.73%	-0.23%	-2.22%	-2.47%	0.65%	-0.81%	-0.01%	**-2.77%**
2010	2.03%	0.61%	2.12%	1.42%	-1.67%	-0.29%	0.57%	0.52%	0.97%	1.16%	0.22%	1.05%	**9.00%**
2009	0.40%	-0.17%	-0.30%	0.58%	2.32%	2.05%	2.19%	1.99%	2.10%	1.67%	1.47%	1.64%	**17.10%**
2008	-1.25%	0.64%	-1.03%	0.50%	0.34%	-0.47%	-0.77%	-0.51%	-3.23%	-4.52%	-2.90%	-1.25%	**-13.64%**
2007	1.53%	0.92%	0.84%	1.53%	1.50%	0.00%	-1.67%	-1.17%	1.22%	1.14%	-0.63%	0.16%	**5.44%**
2006	1.61%	0.65%	1.08%	0.69%	0.55%	0.14%	0.47%	0.58%	0.54%	1.62%	1.38%	1.29%	**11.10%**
2005	0.42%	1.15%	-0.12%	-0.38%	0.31%	0.64%	1.39%	0.67%	0.39%	-0.06%	0.47%	0.88%	**5.89%**
2004	2.18%	0.53%	0.24%	0.20%	0.18%	0.80%	0.17%	0.44%	0.55%	0.59%	1.74%	1.35%	**9.32%**
2003	1.74%	0.69%	0.74%	2.22%	1.66%	1.89%	-0.16%	0.60%	2.00%	1.62%	1.21%	1.65%	**17.04%**
2002	-	-	-	-	-	-	-	-	0.00%	-0.13%	1.79%	1.12%	**2.79%**

AETOS FUND ALLOCATIONS *(as of January 1, 2017)*



25%
Aetos Capital Multi-Strategy Ar
Aetos Capital Distressed Inves
75%

STRATEGY ALLOCATIONS *(as of January 1, 2017)*[2]



Structured Credit / ABS
Currency/Other
23.1%
23.4%
10.4%
10.4%
11.4%
4.6%
12.5%
3.7%
0.5%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*



220%
200%
180%
160%
140%
120%
100%
80%
60%
40%
20%
0%
Dec-11
Mar-12
Jun-12
Sep-12
Dec-12
Mar-13
Jun-13
Sep-13
Dec-13
Mar-14
Jun-14
Sep-14
Dec-14
Mar-15
Jun-15
Sep-15
Dec-15
Mar-16
Jun-16
Sep-16
Dec-16
Gross
Long
Short
Net

GEOGRAPHIC EXPOSURE (as of December 31, 2016)[2]



Japan/Asia 1%
Emerging Markets 3%
Europe, 22%
North America, 74%

[1] *Performance figures shown for the period of September 1, 2002 through December 31, 2016 are of the Aetos Capital Credit and Distressed Opportunities Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Credit and Distressed Opportunities Portfolio in October 2011. The performance figures shown for periods prior to October 2011 are those of the Aetos Capital Funds comprising the Aetos Capital Credit and Distressed Opportunities Portfolio, weighted according to the allocations on October 1, 2011. During the period from September 2002 through October 2011, it is possible that the Aetos Capital Credit and Distressed Opportunities Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on October 1, 2011, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Credit and Distressed Opportunities Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.

AETOS CAPITAL

DECEMBER 2016 | PROFILE SHEET | 10

Important Information and Disclosures  Investing in hedge funds and other alternatives investment strategies involves substantial risks, including the risk of loss of invested capital. These risks remain substantial notwithstanding the risk management practices we employ in selecting and monitoring investments. Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage. Aetos is an SEC-registered investment adviser and serves as investment adviser to SEC-registered 1940 Act funds. Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing. A free copy of the prospectus containing this and other information may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.Index returns are obtained through Bloomberg. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein. The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos; rather they are provided to allow for comparisons to the performance of well-known and widely recognized indices.Barclays Capital Aggregate Index: Market capitalization weighted index that covers the USD-denominated, investment-grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more. HFRI FOF: Conservative Index: Includes fund of funds classified as “Conservative” that exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more 'conservative' strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index. MSCI ACWI (Net): Free float-adjusted market capitalization index designed to measure developed and emerging market equity performance. The MSCI ACWI is maintained by Morgan Stanley Capital International and consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.  FEES AND TERMS    Minimum Investment  $1 Million  Fees  Management: 1.00% (0.75% <$25million) / Incentive: 10% over hurdle  High Water Mark  Yes  Subscription Frequency  Monthly  Lock-Up Period  1 Year  Redemption Frequency  Quarterly with 90 Days Notice  Auditor  PricewaterhouseCoopers, LLC  Administrator  HedgeServ Limited  Aetos Contact Information    James Conzelman875 Third Avenue, 21st FloorNew York, NY 10022 (212) 201-2532 jconzelman@aetoscapital.com  John Stimpson875 Third Avenue, 21st FloorNew York, NY 10022 (212) 201-2560 jstimpson@aetoscapital.com      AETOS CAPITAL